Investments	12 Months Ended
Dec. 31, 2025
Investments
Investments

9.   INVESTMENTS

The table below does not include the entities that are 100% controlled by the Company.

	Control	Dec. 31, 2025	Dec. 31, 2024
CEMIG Geração e Transmissão	Controlled	-	-
Guanhães Energia S.A. ("Guanhães Energia") (1)	Jointly controlled	176	172
Hidrelétrica Cachoeirão S.A. ("Hidrelétrica Cachoeirão")	Jointly controlled	43	45
Hidrelétrica Pipoca S.A. ("Hidrelétrica Pipoca")	Jointly controlled	49	54
Aliança Norte Participações S.A. ("Aliança Norte") (2)	Jointly controlled	352	419
Amazônia Energia Participações S.A. ("Amazônia Energia") (2)	Jointly controlled	585	697
Paracambi Energética S.A. ("Paracambi") (former Lightger)	Jointly controlled	102	105
Transmissora Aliança de Energia Elétrica S.A. ("Taesa")	Jointly controlled	1,753	1,615
CEMIG Sim	Controlled
UFVs	Jointly controlled	-	114
Total		3,060	3,221

(1)	Indirect interest in the Belo Monte plant through these investees.
(2)	Set of photovoltaics business, in which the investee CEMIG Sim has an interest.

For the fiscal year ended on December 31, 2025, the Company's management evaluated whether there were indications of possible impairment of assets, as referred to in IAS 36 – Impairments of assets. The net book value of the investments was found to be recoverable.

For the other investments, it was found that there are no indications of impairment.

Changes in investments in jointly controlled entities and affiliates:

Investee	Dec. 31, 2024	Gain (loss) by equity method (Income statement)	Dividends	Additions	Others	Dec. 31, 2025
Hidrelétrica Cachoeirão	45	6	(8)	-	-	43
Guanhães Energia (1)	172	11	(9)	2	-	176
Hidrelétrica Pipoca	54	5	(10)	-	-	49
Paracambi	105	15	(18)	-	-	102
Amazônia Energia (1)	697	(112)	-	-	-	585
Aliança Norte (1)	419	(67)	-	-	-	352
Taesa	1,615	325	(187)	-	-	1,753
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba") (2)	5	1	(2)	-	(4)	-
UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto") (2)	9	2	(3)	-	(8)	-
UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga") (2)	12	2	(3)	-	(11)	-
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II") (2)	6	1	(1)	-	(6)	-
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande") (2)	15	2	(3)	-	(14)	-
UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra") (2)	18	2	(3)	-	(17)	-
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde") (2)	6	1	(2)	-	(5)	-
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela") (2)	4	1	(1)	-	(4)	-
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I") (2)	5	1	(1)	-	(5)	-
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II") (2)	7	1	(2)	-	(6)	-
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia") (2)	15	3	(3)	-	(15)	-
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I") (3)	6	-	-	-	(6)	-
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo I") (3)	6	1	-	-	(7)	-
Total	3,221	201	(256)	2	(108)	3,060

(1)	Indirect interest in the Belo Monte plant through these investees.
(2)

The amount presented in the “Others” column for these PV Plants results from the completion of the asset unbundling transaction carried out by CEMIG SIM in December 2025. Further details can be found in the section “Corporate reorganization of 11 PV Plants of CEMIG SIM” in this explanatory note.

(3)

On December 19, 2025, the acquisition of the remaining 51% of the shares of these Special Purpose Entities (SPEs) was completed, resulting in CEMIG SIM obtaining full control over these investees. Further details can be found in the section “Acquisition of 3 photovoltaic plants” of this explanatory note.

Investee	Dec. 31, 2023	Gain (loss) by equity method (Income statement)	Dividends	Additions	Others	Dec. 31, 2024
Hidrelétrica Cachoeirão	47	5	(7)	-	-	45
Guanhães Energia (1)	222	10	(12)	-	(48)	172
Hidrelétrica Pipoca	47	15	(8)	-	-	54
Paracambi (2)	112	19	(17)	-	(9)	105
Amazônia Energia (3)	819	(122)	-	-	-	697
Aliança Norte (3) (4)	536	(77)	-	1	(41)	419
Taesa	1,565	330	(280)	-	-	1,615
Aliança Geração (5)	1,172	31	(84)	-	(1,119)	-
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba")	5	1	(1)	-	-	5
UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto")	8	2	(1)	-	-	9
UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga")	12	2	(2)	-	-	12
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II")	5	2	(1)	-	-	6
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	15	2	(2)	-	-	15
UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra")	18	2	(2)	-	-	18
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	6	1	(1)	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	5	-	(1)	-	-	4
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	4	2	(1)	-	-	5
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	7	1	(1)	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	15	2	(2)	-	-	15
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	6	-	-	-	-	6
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	6	-	-	-	-	6
Itaocara (6)	-	(4)	-	15	(11)	-
Total	4,632	224	(423)	16	(1,228)	3,221

(1)

On September 19, 2023, the Extraordinary General Meeting of Guanhães Energia approved the reduction of share capital in the amount of R$235, of which R$137 was destined for absorbing losses and R$98 for restitution to shareholders. CEMIG GT's share corresponds to R$48 was received in 2024.

(2)

An Extraordinary General Meeting of Paracambi on October 16, 2024 approved reduction of the share capital by R$18 , with no reduction in the number of that company’s nominal common shares. The portion attributable to CEMIG GT was R$9, received in 2024.

(3)	Indirect interest in the Belo Monte plant through these investees.
(4)

An impairment of the added value of CEMIG GT’s investment in Aliança Norte was recorded. This loss is presented in the consolidated statements of income as “Other expenses” and in the Operating Segments explanatory note as part of the investees segment.

(5)

CEMIG GT's equity interest in Aliança Geração was classified as a non-current asset held for sale in March 2024, under the terms of /IFRS 5. On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.

(6)

Recognition of reimbursement payable to Light Energia S.A., resulting from amounts invested in the development of the Itaocara Hydroelectric Plant project in amounts higher than Light’s corporate participation in the project. This reimbursement was paid on May 22, 2024. The federal tax number (CNPJ – Cadastro Nacional de Pessoas Jurídicas) of this company was canceled in November 2024.

Investee	Dec. 31, 2022	Gain (loss) by equity method (Income statement)	Dividends	Additions / Acquisitions	(Others)	Dec. 31, 2023
Hidrelétrica Cachoeirão	47	12	(12)	-	-	47
Guanhães Energia	183	39	-	-	-	222
Hidrelétrica Pipoca	47	15	(15)	-	-	47
MESA (3)	10	(10)	-	-	-	-
FIP Melbourne (3)	8	22	-	-	(30)	-
Paracambi (former Lightger)	134	15	(26)	-	(11)	112
Baguari Energia (4)	160	12	(12)	-	(160)	-
Amazônia Energia (1)	886	(67)	-	-	-	819
Aliança Norte (1)	576	(40)	-	-	-	536
Taesa	1,549	278	(262)	-	-	1,565
Aliança Geração	1,194	136	(158)	-	-	1,172
Retiro Baixo (4)	185	5	-	-	(191)	(1)
UFV Janaúba Geração de Energia Elétrica Distribuída S.A. ("UFV Janaúba")	3	2	-	-	-	5
UFV Corinto Geração de Energia Elétrica Distribuída S.A. ("UFV Corinto")	8	1	(1)	-	-	8
UFV Manga Geração de Energia Elétrica Distribuída S.A. ("UFV Manga")	11	2	(1)	-	-	12
UFV Bonfinópolis II Geração de Energia Elétrica Distribuída S.A. ("UFV Bonfinópolis II")	5	-	-	-	-	5
UFV Lagoa Grande Geração de Energia Elétrica Distribuída S.A. ("UFV Lagoa Grande")	15	2	(2)	-	-	15
UFV Lontra Geração de Energia Elétrica Distribuída S.A. ("UFV Lontra")	18	2	(2)	-	-	18
UFV Mato Verde Geração de Energia Elétrica Distribuída S.A. ("UFV Mato Verde")	6	1	(1)	-	-	6
UFV Mirabela Geração de Energia Elétrica Distribuída S.A. ("UFV Mirabela")	4	1	-	-	-	5
UFV Porteirinha I Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha I")	4	1	(1)	-	-	4
UFV Porteirinha II Geração de Energia Elétrica Distribuída S.A. ("UFV Porteirinha II")	7	1	(1)	-	-	7
UFV Brasilândia Geração de Energia Elétrica Distribuída S.A. ("UFV Brasilândia")	15	2	(2)	-	-	15
Apolo I SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	7	-	-	-	(1)	6
Apolo II SPE Empreendimentos e Energia S.A. ("UFV Apolo I")	-	-	-	6	-	6
G2 Campo Lindo I Energia S.A. ("UFV Campo Lindo I") (2)	8	-	-	10	(18)	-
G2 Campo Lindo II Energia S.A. ("UFV Campo Lindo II") (2)	9	-	-	10	(18)	1
G2 Olaria I Energia S.A. ("UFV Olaria I") (2)	8	-	-	10	(18)	-
Total investments	5,107	432	(496)	36	(447)	4,632

Total	5,107	432	(496)	36	(447)	4,632

(1)	Indirect participation in Belo Monte Dam through these investees.
(2)

On July 20, 2023, control of these investees was acquired and they were consolidated by the Company. Therefore, the Company’s interest in these investees is reflected in the Company’s consolidated assets and liabilities.

(3)	On March 20, 2023, CEMIG GT completed the sale of its direct and indirect ownership interest in the capital stock of Mesa to Furnas Centrais Elétricas S.A. ("Furnas").
(4)

The sale of Baguari Energia was completed on October 6, 2023 and the sale of Retiro Baixo was completed on November 22, 2023. The investments writ-off is presented in the "Other" column depicted above.

Movement in Dividends receivable

Balances at December 31, 2022	146
Dividends proposed by investees	496
Amounts received	(592)
Balances at December 31, 2023	50
Dividends proposed by investees	423
Withholding income tax on Interest on equity	(13)
Amounts received	(349)
Balances at December 31, 2024	111
Dividends proposed by investees	256
Withholding income tax on Interest on equity	(17)
Amounts received	(269)
Balances at December 31, 2025	81

The main balances for the affiliated and jointly controlled entities on December 31, 2025

2025	Taesa	Paracambi	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca
Assets
Current	2,171	13	22	18
Cash and cash equivalents	489	6	17	9
Non-current	17,674	85	81	87
Total assets	19,845	98	103	105

Liabilities
Current	1,473	13	4	4
Loans	724	9	-	-
Non-current	10,671	13	10	-
Loans	8,630	13	-	-
Equity	7,702	73	89	101
Total liabilities and equity	19,846	99	103	105

Statement of income
Net sales revenue	2,118	67	30	29
Cost of sales	(498)	(25)	(19)	(18)
Depreciation and amortization	(5)	(9)	(3)	(4)
Gross income (loss)	1,620	42	11	11
General and administrative expenses	(296)	(1)	-	(1)
Finance income	419	1	(2)	1
Finance expenses	(1,846)	(3)	-	-
Operational income (loss)	(103)	39	9	11
Share of (loss) income, net, of subsidiaries and joint ventures	1,119	-	(1)	-
Income tax and social contribution tax	601	(2)	-	(1)
Net income (loss) for the year	1,617	37	8	10

Net income (loss) for the year	1,617	37	8	10
Comprehensive income (loss) for the year	1,617	37	8	10

2025	Aliança Norte	Guanhães Energia	Amazônia Energia
Assets
Current	1	14	-
Cash and cash equivalents	1	-	-
Non-current	725	372	793
Total assets	726	386	793

Liabilities
Current	-	16	-
Loans	-	-	-
Non-current	8	10	9
Loans	-	-	-
Equity	718	360	784
Total liabilities and equity	726	386	793

Statement of income
Net sales revenue	-	-	-
Cost of sales	-	(1)	-
Depreciation and amortization	-	-	-
Gross income (loss)	-	(1)	-
General and administrative expenses	-	-	-
Finance income	-	1	-
Finance expenses	-	-	-
Operational income (loss)	-	-	-
Share of (loss) income, net, of subsidiaries and joint ventures	(139)	9	(151)
Income tax and social contribution tax	-	(1)	-
Net income (loss) for the year	(139)	8	(151)

Net income (loss) for the year	(139)	8	(151)
Comprehensive income (loss) for the year	(139)	8	(151)

The main balances for the affiliated and jointly controlled entities on December 31, 2024

2024	Taesa	Paracambi	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca
Assets
Current	2,316	12	11	21
Cash and cash equivalents	608	4	5	15
Non-current	16,266	95	84	94
Total assets	18,582	107	95	115

Liabilities
Current	1,984	11	3	4
Loans	4	9	-	1
Non-current	9,353	22	-	-
Loans	95	22	-	-
Equity	7,246	74	92	110
Total liabilities and equity	18,583	107	95	114

Statement of income
Net sales revenue	2,227	63	37	45
Cost of sales	463	13	25	1
Depreciation and amortization	4	4	-	4
Gross income (loss)	2,690	76	62	46
General and administrative expenses	273	2	-	2
Finance income	426	2	1	-
Finance expenses	1,742	3	-	-
Operational income (loss)	5,131	83	63	48
Share of (loss) income, net, of subsidiaries and joint ventures	1,212	-	-	-
Income tax and social contribution tax	312	3	-	2
Net income (loss) for the year	6,655	86	63	50

Net income (loss) for the year	6,655	86	63	50
Comprehensive income (loss) for the year	6,655	86	63	50

2024	Aliança Norte	Guanhães Energia	Amazônia Energia
Assets
Current	1	24	-
Cash and cash equivalents	1	9	-
Non-current	907	356	991
Total assets	908	380	991

Liabilities
Current	-	16	-
Loans	-	-	-
Non-current	9	13	1
Loans	-	-	-
Equity	899	352	98
Total liabilities and equity	908	381	99

Statement of income
Net sales revenue	-	-	117
Cost of sales	-	-	-
Depreciation and amortization	-	-	-
Gross income (loss)	-	-	117
General and administrative expenses	109	-	1
Finance income	-	1	-
Finance expenses	-	-	-
Operational income (loss)	109	1	118
Share of (loss) income, net, of subsidiaries and joint ventures	-	23	-
Income tax and social contribution tax	-	-	-
Net income (loss) for the year	109	24	118

Net income (loss) for the year	109	24	118
Comprehensive income (loss) for the year	109	24	118

The main balances for the affiliated and jointly controlled entities on December 31, 2023

2023	Taesa	Paracambi (formely Lightger)	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Aliança Norte (1)
Assets
Current	2,745	24	11	11	-
Cash and cash equivalents	1,144	17	7	6	-
Non-current	14,833	100	86	95	1,015
Total assets	17,578	124	97	106	1,015

Liabilities
Current	1,617	11	7	8	-
Loans	-	9	-	7	-
Non-current	9,282	30	-	1	8
Loans	368	30	-	1	-
Equity	6,679	83	90	97	1,007
Total liabilities and equity	17,578	124	97	106	1,015

Statement of income
Net sales revenue	1,345	60	38	46	-
Cost of sales	(196)	(16)	(15)	(12)	-
Depreciation and amortization	(6)	(12)	(4)	(4)	-
Gross income (loss)	1,149	44	23	34	-
General and administrative expenses	(179)	(2)	-	(1)	(77)
Finance income	370	7	3	3	-
Finance expenses	(1,623)	(4)	-	(1)	-
Operational income (loss)	(283)	45	26	35	(77)
Share of (loss) income, net, of subsidiaries and joint ventures	1,181	-	-	-	-
Income tax and social contribution tax	470	(4)	(2)	(3)	-
Net income (loss) for the year	1,368	41	24	32	(77)

Comprehensive income (loss) for the year
Net income (loss) for the year	1,368	41	24	32	(77)
Comprehensive income (loss) for the year	1,368	41	24	32	(77)

(1)	At the year ended December 31, 2023, Company has assessed all relevant aspects related to going concern and no triggers of impairment were found.

2023	Guanhães Energia	Amazônia Energia	Aliança Geração	Usina Hidrelétrica Itaocara S.A.
Assets
Current	1,534	-	583	3
Cash and cash equivalents	112	-	348	3
Non-current	4,735	1,108	3,701	12
Total assets	6,269	1,108	4,284	15

Liabilities
Current	143	8	829	-
Loans	69	-	180	-
Non-current	1,151	-	1,767	-
Loans	941	-	993	-
Equity	4,975	1,100	1,688	15
Total liabilities and equity	6,269	1,108	4,284	15

Statement of income
Net sales revenue	60	-	1,149	-
Cost of sales	(39)	-	(472)	(1)
Depreciation and amortization	(21)	-	(131)	-
Gross income (loss)	21	-	677	(1)
General and administrative expenses	-	-	(51)	-
Finance income	15	-	50	-
Finance expenses	(10)	-	(171)	-
Operational income (loss)	26	-	505	(1)
Share of (loss) income, net, of subsidiaries and joint ventures	-	(83)	23	-
Income tax and social contribution tax	(7)	-	(170)	-
Net income (loss) for the year	19	(83)	358	(1)

Comprehensive income (loss) for the year
Net income (loss) for the year	19	(83)	358	(1)
Comprehensive income (loss) for the year	19	(83)	358	(1)

Amazônia Energia S.A. and Aliança Norte Energia S.A.

Amazônia Energia and Aliança Norte are shareholders of Norte Energia S.A. (‘NESA’), which holds the concession to operate the Belo Monte Hydroelectric Plant. Through the jointly controlled entities referred to above, CEMIG GT owns an indirect equity interest in NESA of 11.69%.

On December 31, 2025, NESA has negative net working capital of R$84 (R$217 on December 31, 2024). According to the estimates and projections, the situation of negative net working capital, and the future demands for investments in the hydroelectric plant, will be supported by revenues from future operations.

On September 21, 2015, NESA was awarded a preliminary injunction ordering ANEEL to abstain from applying penalties or sanctions to NESA in relation to the delay in Belo Monte Hydroelectric Plant to start operations, until the hearing of the application for an injunction made in the original case. NESA management, supported by their legal advisers, have classified the probability of loss as ‘possible’ and estimated the potential loss on December 31, 2025 to R$3,031 (R$3,053 on December 31, 2024). The potential impact for the Company is limited to its investment interest in NESA.

Acquisition by CEMIG Sim

In December 2025, CEMIG SIM completed two corporate transactions (Corporate reorganization of 11 PV plants and acquisition of 3 photovoltaic plants), which are detailed in the following sections of this explanatory note.

Corporate reorganization of 11 UFV plants

On December 2, 2025, CEMIG SIM completed the asset unbundling transaction with Mori Energia Holding S.A. (“Mori”), a wholly owned subsidiary of Comerc Energia S.A. (“Comerc”), with whom it jointly held a 49% equity interest in 11 distributed‑generation photovoltaic plants (“UFVs”), with an installed capacity of 53.7 MWp.

The transaction was carried out through the execution of two Share Purchase Agreements (“SPAs”): one in which CEMIG SIM acted as the seller, for an amount of R$106, corresponding to its 49% equity interests in 5 Special Purpose Entities (SPEs); and another in which CEMIG SIM acted as the buyer, for an amount of R$105, corresponding to 51% of the shares of 6 SPEs. Settlement took place through netting of the amounts between the two transactions. The sale of the 5 plants resulted in a gain of R$60.

Upon completion of the transaction, CEMIG SIM obtained control of 6 PV plants totaling 27.0 MWp.

The related accounting effects are presented in the next section.

Acquisition cost	UFV Brasilândia	UFV Lagoa Grande	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II	Total
Equity value at 100%	29	28	13	10	12	14	106
Fair value uplift on net assets	28	28	14	9	12	13	104
Fair value of net assets	57	56	27	19	24	27	210
(-) Fair value of the previously held 49% interest	(28)	(28)	(13)	(10)	(12)	(13)	(104)
Bargain purchase gain	-	(1)	-	-	-	(1)	(2)
Total amount of consideration transferred	29	28	14	9	12	13	105

As required by IFRS 3, the Company remeasured its previously held interest at fair value, recognizing the resulting difference in profit or loss for the period, as shown below:

	UFV Brasilândia	UFV Lagoa Grande	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II	Total
Fair value of the previously held 49% equity interest	28	28	13	10	12	13	104
Carrying amount of the previously held 49% interest	14	14	6	4	5	7	50
Gain from remeasurement of the previously held interest	14	14	7	6	7	6	54

The summary of the fair value measurement of the assets and liabilities acquired is as follows:

	UFV Brasilândia	UFV Lagoa Grande	UFV Mato Verde	UFV Mirabela	UFV Porteirinha I	UFV Porteirinha II
Assets current
Cash and cash equivalents	4	7	2	2	2	3
Other assets	4	4	2	1	2	2
Assets non-current
Property, plant and equipment	22	19	9	7	10	10
Liabilites current
Other liabilities	-	-	-	-	(1)	-
Liabilites non - curent
Provision for decommissioning	(1)	(1)	-	-	-	(1)
Equity position as of November 30, 2025	29	28	13	10	12	14
Fair value of the intangible asset acquired (1)	28	28	14	9	12	12
Fair value of identifiable net assets	57	56	27	19	24	26

(1) The Intangible Asset related to the Concession Right of the acquirees was identified and measured using the MPEEM – Multi‑Period Excess Earnings Method, and is associated with the right to operate the photovoltaic plants.

Acquisition of 3 photovoltaic plants

On December 19, 2025, CEMIG SIM acquired 100% of the shares of Hera Energia e Empreendimentos Imobiliários Ltda. (“Hera”) for R$38.

On the same date, CEMIG SIM acquired the remaining 51% equity interests in Apolo 1 SPE Empreendimentos e Energia S.A. (“Apolo 1”) and Apolo 2 SPE Empreendimentos e Energia S.A. (“Apolo 2”) for R$15, having previously held 49% in each entity; these acquisitions resulted in obtaining control and were accounted for as business combinations achieved in stages, including remeasurement of the previously held interests at fair value with the resulting gain recognized in the statement of income.

The table below summarizes the accounting effects of the acquisitions, including the fair value uplift on net assets, the remeasurement of the previously held interest and the resulting bargain purchase gain.

Acquisition cost	Apolo 1	Apolo 2	Hera	Total
Equity value at 100%	10	10	26	46
Fair value uplift on net assets	11	11	19	41
Fair value of net assets	21	21	45	87
(-) Fair value of the previously held 49% interest	(10)	(10)	-	(20)
Bargain purchase gain	(1)	(2)	(8)	(11)
Total amount of consideration transferred	9	9	38	56

As required by IFRS 3, the Company remeasured its previously held interest at fair value, recognizing the resulting difference in profit or loss for the period, as shown below:

	Apolo 1	Apolo 2	Total
Fair value of the previously held 49% equity interest	10	10	20
Carrying amount of the previously held 49% interest	6	6	12
Gain from remeasurement of the previously held interest	4	4	8

The summary of the fair value measurement of the assets and liabilities acquired is as follows:

	UFV Apolo I	UFV Apolo II	Hera
Assets current
Cash and cash equivalents	2	2	-
Other assets	1	-	-
Assets non-current
Property, plant and equipment	7	8	27
Equity position as of November 30, 2025	10	10	26
Fair value of the intangible asset acquired (1)	11	11	19
Fair value of identifiable net assets	21	21	45

(1) The Intangible Asset related to the Concession Right of the acquirees was identified and measured using the MPEEM – Multi‑Period Excess Earnings Method, and is associated with the right to operate the photovoltaic plants.

Effect on the consolidated financial statements

The table below presents the amounts of net revenue and net income that were reflected in the consolidated financial statements, as well as the amounts that would have been reflected had the business combinations occurred on January 1, 2025.

Consolidated revenue for 2025	42,784
Consolidated net income for 2025	4,921
Revenue reported in the consolidated statements	3
Net income recognized in the consolidated financial statements	2

Risks related to compliance with laws and regulations

Investigations

There was an ongoing public civil inquiry conducted by the Public Prosecutor’s Office of the State of Minas Gerais, aimed at identifying any potential irregularities in CEMIG GT’s investment in Guanhães Energia. After carrying out the pertinent investigative procedures, and considering the conclusions of the Economic Technical Report prepared by the technical unit of the Public Prosecutor’s Office, the authority concluded that no harm to the public treasury was identified, nor were there indications of any other act of administrative misconduct. Accordingly, the inquiry was closed on February 26, 2025.

Accounting policy

Investments

The Company and its subsidiaries hold investments in affiliates and joint ventures. Control is obtained when the Company and/or one of its subsidiaries has the power to control the financial and operational policies of an entity to receive benefits from its activities. These investments are accounted using the equity method in the parent company and consolidated financial statements and are, initially, recognized at acquisition cost, by the consideration transferred, measured at fair value at acquisition date.

The difference between the amount paid and the amount of the shareholders’ equity acquired is recognized in Investments as: (i) added value, when the economic basis is substantially related to the fair value of the net assets of the subsidiary acquired; and  (ii)goodwill, when the amount paid is higher than the fair value of the net assets, and this difference represents the expectation of generation of future value. The goodwill arising from the acquisition is tested annually for impairment.

Business combinations

A business combination occurs when the Company or its subsidiaries acquire control of a business, whatever its legal form. The Company determines that it has acquired a business when the group of activities and assets acquired includes, at least, an input - entry of funds, and a substantive process, which together contribute materially to the capacity to generate output - an outflow of funds.

The Company and its subsidiaries accounts business combinations using the acquisition method. Thus, at the moment of acquisition the acquiring company is required to recognize and measure the identifiable assets acquired, the liabilities assumed, and the shareholding interests of non-controlling equity holders at fair value, which will result in recognition of a goodwill due to expectation of future profitability, or in a gain arising from an bargain purchase, the gain being allocated to the Statement of income for the period.

Capital gains and losses on acquisition represent the difference between the fair value of the identifiable assets acquired and the fair value of the liabilities assumed. Goodwill and the bargain purchase represent the difference between the consideration transferred and the fair value of the identifiable assets acquired, the liabilities assumed and the non-controlling interests.

Estimations and judgments

Investments in shareholdings

The subsequent measurement of these investments is based on the equity method. Subsequent to this measurement, the company assesses whether there are indications of possible impairment in the recoverable value of its investments.

Recoverable value is calculated as the greater of: (i) the fair value of the asset, net of selling expenses, and (ii) the value in use, represented by the present value of the expected cash flows. If this amount is less than book value, an impairment is recognized, directly in the income statement, with counterpart reduction in the asset in question.

At the end of each reporting period the Company assesses whether there is any indication that the losses recognized in previous periods can be reversed in whole or in part. If there are indications, the recoverable value of the asset needs to be estimated.

The equity method ceases to be applied from the moment the investment loses its characteristics as an associate, subsidiary or jointly-controlled subsidiary, for example in the case of classification as a non-current asset held for sale.

The financial statements of jointly-owned subsidiaries are prepared for the same disclosure period as those of the Company and its subsidiaries. When necessary, adjustments are made to bring the accounting policies into line with those applied by the Company and its subsidiaries.

Business combinations

Costs generated by acquisition of assets are allocated directly to the Statement of income as and when incurred.

After the initial recognition, the goodwill is measured at cost, less any accumulated impairments. For the purposes of the impairment test, the goodwill acquired in business combinations is, as from the acquisition date, allocated to each one of the cash generating units that it is expected will be benefited by the synergies of the combination.

It is the Company’s understanding that the amount specifically referred to the right of concession, the right of commercial operation, or similar rights, does not constitute goodwill, including when these rights are acquired in a business combination in which the acquired entity is a concession holder, whose right to the concession has a known and defined period.

When a business combination is carried out in stages (“step-acquisition method”), the interest previously held by the Company in its investee is remeasured at the fair value at the acquisition date and the corresponding gain or loss, if any, is recognized in the statement of income.